Retirement Benefits (Change in PBO) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
U.S. [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Obligation at beginning of year	$ 3,139.9	$ 3,002.9
Service cost	36.5	42.2	$ 42.6
Interest cost	110.7	124.7	130.7
Amendments	1.2	1.2
Actuarial (gain) loss	380.2	130.4
Curtailments	(0.4)	5.3
Settlement (gain) loss	5.4	6.7
Special termination benefits	2.0	7.2
Participant contributions	0.0	0.0
Benefits paid	(197.4)	(181.8)
Other	(0.4)	1.1
Obligation at End of Year	3,477.7	3,139.9	3,002.9
International [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Obligation at beginning of year	1,647.9	1,735.7
Service cost	24.3	31.3	36.0
Interest cost	44.3	57.8	67.2
Amendments	0.0	(3.1)
Actuarial (gain) loss	376.4	30.0
Curtailments	(1.2)	(5.1)
Settlement (gain) loss	(3.4)	(8.6)
Special termination benefits	0.0	1.5
Participant contributions	1.6	2.1
Benefits paid	(46.6)	(50.3)
Currency translation/other	(193.7)	(143.4)
Obligation at End of Year	1,849.6	1,647.9	1,735.7
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Obligation at beginning of year	86.9	93.5
Service cost	2.2	2.8	3.3
Interest cost	2.0	2.2	2.3
Actuarial (gain) loss	7.5	(2.3)
Benefits paid	(12.3)	(9.3)
Obligation at End of Year	$ 86.3	$ 86.9	$ 93.5